Note 11 - Stock Options	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
11.	Stock options

Year ended March 31, 2022

During the year ended March 31, 2022, the Company granted 1,097,056 stock options at an average exercise price of $3.55 per share. 812,706 of the options were granted to the Company’s officers and employees and vest 1/3 after one year, 1/3 after two years and 1/3 after three years, and have a ten-year life; and 20,000 stock options granted to a consultant vest 1/3 after one year, 1/3 after two years and 1/3 after three years, and have a ten-year life. 264,350 options were granted to Directors of the Company at a price of $2.72 and vest 50% upon issuance and 50% after 1 year and have a five-year life.

Year ended March 31, 2021

During the year ended March 31, 2021, the Company granted 450,084 stock options at an average exercise price of $5.14 per share. 212,464 of the options were granted to the Company’s officers and employees and vest 1/3 after one year, 1/3 after two years and 1/3 after three years, and have a ten-year life; 62,620 stock options granted to the Company’s Board of Directors vest 50% immediately and 50% after one year and have a five-year life; 75,000 stock options granted to a consultant vest monthly over 48 months and have a 10-year life; and 100,000 stock options granted to a consultant vest monthly over 16 months and have a 5-year life.

Year ended March 31, 2020

During the year ended March 31, 2020 the Company granted 1,030,000 stock options exercisable at $1.30 per share. Of these options, 300,000 vest 50% upon issuance and 50% after one year and have a five-year life. 730,000 options vest 50% after one year, 25% after 2 years and 25% after 3 years and have a ten-year life.

200,000 options were also issued, exercisable at $1.38 per share. 50,000 of the options granted vest 50% after one year, 25% after two years and 25% after three years, 150,000 of the options vest 50% on September 1, 2019 and 50% on December 1, 2019 and have a ten-year life.

Stock option transactions for the years ended March 31, 2022 are set forth below:

	Number of options	Weighted average exercise price
Balance outstanding at March 31, 2019	3,275,000	$1.67
Granted	1,230,000	1.38
Forfeited	(375,000)	1.09
Balance outstanding at March 31, 2020	4,130,000	$1.56
Granted	450,084	5.14
Exercised	(240,710)	1.29
Forfeited	(184,290)	1.67
Balance outstanding at March 31, 2021	4,155,084	$1.96
Granted	1,097,056	3.55
Exercised	(84,880)	1.47
Forfeited	(702,620)	4.23
Balance outstanding at March 31, 2022	4,464,640	$2.00

The following table summarizes information about stock options outstanding at March 31, 2022:

	Options Outstanding			Options Exercisable
Exercise Prices	Options	Weighted average remaining contractual life	Weighted average exercise price	Options	Weighted average exercise price
$		Years	$		$
1.00-1.99	1,955,000	6.42	1.17	1,747,500	1.15
2.00-2.99	1,679,000	4,68	2.08	1,550,000	2.06
3.00-5.19	830,640	5.55	3.82	131,458	5.11
	4,464,640	5.61	2.00	3,428,958	1.64

The following assumptions were used in the Black-Scholes option-pricing model to determine the fair value of stock options granted during the year:

	March 31, 2022		March 31, 2021		March 31, 2020

Exercise price	$2.05-4.85		$5.11-5.19		$1.30-1.38
Grant date share price	$2.05-4.85		$5.11-5.19		$1.30-1.38
Risk free interest rate	1.0%		1.0%		1.5%
Expected life of options	5	years	5	years	2.5-5	years
Expected volatility	90%		103%		100-114%
Expected dividend yield	-		-		-
Forfeiture rate
Weighted average fair value of options granted during the year	$2.58		$4.01		$0.94